SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS SERVICE CLASS 2
APRIL 30, 2000 PROSPECTUS

SHAREHOLDER MEETING. On or about July 19, 2000, a meeting of the shareholders of VIP Balanced Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to approve various proposals. Shareholders of record on May 22, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS INITIAL CLASS
APRIL 30, 2000 PROSPECTUS

SHAREHOLDER MEETING. On or about July 19, 2000, a meeting of the shareholders of VIP Balanced Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to approve various proposals. Shareholders of record on May 22, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS INITIAL CLASS
APRIL 30, 2000 PROSPECTUS

SHAREHOLDER MEETING. On or about July 19, 2000, a meeting of the shareholders of VIP Balanced Portfolio, VIP Growth & Income Portfolio, and VIP Growth Opportunities Portfolio, will be held to approve various proposals. Shareholders of record on May 22, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY(registered trademark) VARIABLE INSURANCE PRODUCTS SERVICE CLASS
APRIL 30, 2000 PROSPECTUS

SHAREHOLDER MEETING. On or about July 19, 2000, a meeting of the shareholders of VIP Balanced Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to approve various proposals. Shareholders of record on May 22, 2000 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.